NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS (Tables)	12 Months Ended
Dec. 31, 2015
NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS [Abstract]
Schedule of Basic and Diluted Net Loss Per Share
	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015
Net (loss)/income	(8,342)	(4,497)	43,828
Shares (denominator):		—
Weighted average number of ordinary shares used in computing basic and diluted net (loss)/income per share	100,000,000	100,000,000	100,652,055
Basic and diluted (loss)/income per share	(0.0834)	(0.0450)	0.4354